Other operating income - Additional Information (Details) - 12 months ended Dec. 31, 2020 $ in Thousands, € in Millions	EUR (€) item	USD ($) item
Disclosure of subsidiaries [line items]
Re-equilibrium of concession agreements, net of tax		$ 33,185
Contribution to strengthen airport system	€ 10	$ 11,968
Allowance as percent of net salary	50.00%	50.00%
Maximum amount of number of minimum vital salaries | item	2	2
AA2000
Disclosure of subsidiaries [line items]
Percentage of total revenues of the concession assigned to government	15.00%	15.00%
Percentage of revenues destined to fund the investments commitments	2.50%	2.50%
Brasilia Concession Agreement
Disclosure of subsidiaries [line items]
Reconstitution through compensation of the concession fee payable		$ 32,911
Reconstitution through compensation of the concession fee payable, net of tax		29,867
Natal Concession Agreement
Disclosure of subsidiaries [line items]
Reconstitution through compensation of the concession fee payable		3,656
Reconstitution through compensation of the concession fee payable, net of tax		$ 3,318